Average Annual Total Returns - Class T - DWS International Growth Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares 10 Years	Morgan Stanley Capital International (MSCI) All CountryWorld ex USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	Morgan Stanley Capital International (MSCI) All CountryWorld ex USA Index (reflects no deduction for fees, expenses or taxes) 5 Years	Morgan Stanley Capital International (MSCI) All CountryWorld ex USA Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Mar. 16, 2017	28.00%	5.44%	6.21%	27.85%	5.35%	6.13%	15.93%	4.20%	5.09%	21.51%	5.51%	4.97%